Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Interest and UF indexation revenue	$ 4,044,665	$ 4,466,881	$ 2,388,470
Interest and UF indexation expense	(2,123,873)	(2,200,752)	(814,448)
Net interest and UF indexation income	1,920,792	2,266,129	1,574,022
Income from commissions	700,079	667,848	584,321
Expense from commissions	(166,047)	(145,716)	(129,293)
Net income from commissions	534,032	522,132	455,028
Net Financial income (expense)	469,553	306,824	170,979
Income attributable to investments in other companies	13,409	13,031	1,793
Result from non-current assets and disposal groups held for sale not admissible as discontinued operations	2,807	4,848	1,986
Other operating income	75,995	29,659	21,063
TOTAL OPERATING INCOME, BEFORE EXPECTED CREDIT LOSSES	3,016,588	3,142,623	2,224,871
Expected credit losses	(201,944)	(412,130)	(19,172)
TOTAL OPERATING INCOME, NET OF EXPECTED CREDIT LOSSES	2,814,644	2,730,493	2,205,699
Expenses from salaries and employee benefits	(582,684)	(528,226)	(450,952)
Administrative expenses	(408,844)	(355,274)	(324,625)
Depreciation and amortization	(92,308)	(84,205)	(76,798)
Impairment of non-financial assets	(1,762)	(77)	(1,690)
Other operating expenses	(32,905)	(27,701)	(19,348)
TOTAL OPERATING EXPENSES	(1,118,503)	(995,483)	(873,413)
NET OPERATING INCOME	1,696,141	1,735,010	1,332,286
Income taxes	(322,114)	(289,209)	(275,969)
NET INCOME FOR THE YEAR	1,374,027	1,445,801	1,056,317
Attributable to:
Shareholders of the Bank	1,374,026	1,445,799	1,056,316
Non-controlling interests	$ 1	$ 2	$ 1
Earnings per share:
Basic earnings (in Dollars per share and Pesos per share)	$ 13.6	$ 14.31	$ 10.46
Diluted earnings (in Dollars per share and Pesos per share)	$ 13.6	$ 14.31	$ 10.46